Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Company grants awards of stock options. The Board does not maintain a written policy regarding the timing of awards of stock options in relation to the disclosure of material non-public information. Neither the Board nor the Compensation Committee takes material nonpublic information into account when determining the timing and terms of equity-based awards, including stock options, and, during 2025, the Company did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Method	The Board does not maintain a written policy regarding the timing of awards of stock options in relation to the disclosure of material non-public information.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Company grants awards of stock options. The Board does not maintain a written policy regarding the timing of awards of stock options in relation to the disclosure of material non-public information. Neither the Board nor the Compensation Committee takes material nonpublic information into account when determining the timing and terms of equity-based awards, including stock options, and, during 2025, the Company did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false